Combined Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Combined Statements of Comprehensive Income
Unrealized gain (loss) on net investment hedges, income taxes	$ 0	$ 0